Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax expenses
Deferred income tax expenses/(credit)		(77,649)	124,058
Total income tax expenses/(credit)		$ (77,649)	$ 124,058